COMMITMENTS AND CONTINGENCIES (10K) - Future minimum lease payments (Details 2) - USD ($) $ in Thousands	Mar. 31, 2017	Jun. 30, 2016
Operating Leases from Sale Leaseback
2017 - Sale Leaseback		$ 2,641
2018 - Sale Leaseback		138
2019 - Sale Leaseback
2020 - Sale Leaseback
2021 - Sale Leaseback
Thereafter - Sale Leaseback
Total minimum lease payments - Sale Leaseback		2,779
Other Operating Leases
2017 - Other Operating Leases		552
2018 - Other Operating Leases		503
2019 - Other Operating Leases		498
2020 - Other Operating Leases		459
2021 - Other Operating Leases		468
Thereafter - Other Operating Leases		963
Total minimum lease payments - Other Operating Leases		3,443
Total Operating Leases
2017 - Operating Leases		3,193
2018 - Operating Leases		641
2019 - Operating Leases		498
2020 - Operating Leases		459
2021 - Operating Leases		468
Thereafter - Operating Leases		963
Total minimum lease payments - Operating Leases		6,222
Capital Leases
2017 - Capital Leases		299
2018 - Capital Leases	$ 21	236
2019 - Capital Leases	$ 1	142
2020 - Capital Leases
2021 - Capital Leases
Thereafter - Capital Leases
Total minimum lease payments - Capital Leases		677
Less amount representing interest		72
Present value of net minimum lease payments		605
Less current obligations under capital leases		255
Obligations under capital leases, less current portion		$ 350